Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,000
Previously Paid Amount	0.00
Total Fee Amount	12.71
Total Offset Amount	0.00
Net Fee	12.71
Narrative - Max Aggregate Offering Price	$ 92,000
Final Prospectus	true